Adjusting items included in taxation	6 Months Ended
Jun. 30, 2024
Adjusting Items Included in Taxation [Abstract]
Adjusting items included in taxation	Adjusting items included in taxation
The Group’s tax rate is affected by the adjusting items referred to below and by the inclusion of the share of associates and joint ventures post-tax profit in the Group’s pre-tax results.
Adjusting items in the six months ended 30 June 2024 included £36 million (30 June 2023: £10 million) reflecting charges in respect of the revised treatment of Rio de Janeiro VAT incentives, described further on page 35, offset by the revaluation of deferred tax liabilities arising on trademarks recognised in the Reynolds American acquisition in 2017 due to changes in applicable U.S. state tax rates and apportionment factors, as well as tax relief for interest accrued as part of the provision made in 2023 regarding Netherlands tax risks.
The adjusting tax item also includes £151 million (30 June 2023: £8 million) in respect of the taxation on other adjusting items, which are described on pages 27 to 29.
Refer to page 37 for the Franked Investment Income Group Litigation Order update.
As the above items are not reflective of the ongoing business, they have been recognised as adjusting items within taxation. All of the adjustments noted above have been included in the adjusted earnings per share calculation on page 34.